EMPLOYEE EQUITY INCENTIVE AWARDS	6 Months Ended
Jun. 30, 2012
EMPLOYEE EQUITY INCENTIVE AWARDS [Abstract]
EMPLOYEE EQUITY INCENTIVE AWARDS
NOTE 4:-	EMPLOYEE EQUITY INCENTIVE AWARDS

The Company adopted equity incentive plans for its employees, officers and directors. Under these plans, the Company grants two kinds of awards: stock options and Restricted Share Units (RSUs). The granted awards usually vest over a period of four years and, in the case of stock options, are exercisable over a period of seven years from the date of grant.

The following table summarizes the awards activity under the Company's equity incentive plans as of June 30, 2012, and changes during the six months ended June 30, 2012:

	Number of awards	Weighted-average exercise price	Weighted average remaining contractual life years	Aggregate intrinsic value (**)
	Unaudited

Outstanding at December 31, 2011 (1)	2,223,166	$9.45
RSUs granted	513,850	$0.01
Stock options exercised	(872,833)	$13.48
Vested and issued RSUs	(149,723)	$0.01
Forfeited (2)	(6,687)	$1.81

Outstanding at June 30, 2012 (3)	1,707,773	$5.41	2.15	$59,151

Stock options exercisable at June 30, 2012	531,078	$13.25	2.98	$14,228

Vested and expected to vest (4) (*)	1,660,313	$5.55	2.20	$57,275

(1)	Includes (i) 1,554,159 stock options with weighted average exercise price of $13.52; and (ii) 669,007 RSUs.

(2)	Includes (i) 741 forfeited stock options with weighted average exercise price of $16.28; and (ii) 5,946 forfeited RSUs.

(3)
Includes (i) 680,585 stock options with weighted average exercise price of $13.56, with weighted average remaining contractual term of 3.14 years and with aggregate intrinsic value of $18,022 ; and (ii) 1,027,188 RSUs, with weighted average remaining contractual term of 1.49 years and with aggregate intrinsic value of $41,129.

(4)
Includes (i) 678,765 stock options with weighted average exercise price of $13.56 with weighted average remaining contractual term of 3.22 years and with aggregate intrinsic value of $17,974; and (ii) 981,548 RSUs, with weighted average remaining contractual term of 1.49 years and with aggregate intrinsic value of $39,301.

(*)	Based on the Company's historical experience and future expectations, the annual pre-vesting forfeiture rate is approximately 3%.
(**)
The aggregate intrinsic value represents the total intrinsic value (the difference between the closing price of the Company's Ordinary shares on the NASDAQ Global Select Market on June 29, 2012 (the last trading day of the second quarter of fiscal 2012) and the exercise price, multiplied by the number of in-the-money awards) that would have been received by the award holders had all award holders exercised their awards on June 30, 2012. This amount changes based on the fair market value of the Company's Ordinary shares.

The awards outstanding as of June 30, 2012, grouped by exercise prices, were as follows:

	Awards	Weighted	Aggregate	Awards	Weighted
	outstanding as of	average remaining	intrinsic value as of	exercisable as of	average remaining
Exercise	June 30,	contractual	June 30,	June 30,	contractual
Price	2012	life years	2012	2012	life years

$0.01 (RSUs)	1,027,188	1.49	$41,129	--	--
$ 2.81 - $3.12	59,346	1.32	2,206	59,346	1.32
$ 10.33 - $11.97	94,202	4.17	2,696	52,620	4.19
$ 13.45 - $16.62	527,037	3.16	13,120	419,112	3.06

	1,707,773	2.15	$59,151	531,078	2.98

Stock-based compensation expenses

As of June 30, 2012, there was $28,690 of total unrecognized compensation cost related to non-vested stock-based compensation arrangements granted under the Company's equity incentive plans. This cost is expected to be recognized over a period of four years with a weighted average period of 2 years.

The total stock-based compensation expenses related to all of the Company's stock-based compensation plans, recognized for the six months ended June 30, 2012 and 2011 and for the year ended December 31, 2011, are set forth below:

	Six months ended June 30,		Year ended December 31,
	2012	2011	2011
	Unaudited		Audited

Costs of revenues	$151	$213	$359
Research and development expenses	2,906	2,245	4,446
Selling and marketing expenses	1,174	894	1,867
General and administrative expenses	1,186	844	1,934

Total stock-based compensation expenses	$5,417	$4,196	$8,606